Legal Claim (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Disputes Classified As Possible Chance of Loss	Find below the disputes classified as possible chance of loss segregated into labor, tax and civil.

	2020	2019

Tax	22,234	21,824
Civil	—	—
Labor	1,883	1,743

Total	24,117	23,567